Trade and other receivables	3 Months Ended
Mar. 31, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables

Trade and other receivables as of March 31, 2019 and December 31, 2018, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade receivables	177,841	163,856
Tax receivables	35,062	54,959
Prepayments	19,342	5,521
Other accounts receivable	9,167	12,059
Total	241,412	236,395

As of March 31, 2019, and December 31, 2018, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.